Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	71,033,146
Common stock, shares issued	75,688,236	71,511,887
Common stock, shares outstanding	75,688,236	71,511,887
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,545,529	3,545,529	3,545,529
Preferred stock, shares issued	0	0	3,237,800
Preferred stock, shares outstanding	0	0	3,237,800
Previously Reported [Member]
Common stock, shares issued		71,551,887	18,841,538
Common stock, shares outstanding		71,551,887	18,841,538